Advantus Series Fund, Inc.

Prospectus Supplement dated September 22, 2003 to the Prospectus dated May 1, 2003 as Supplemented August 20, 2003


At a meeting held on September 19, 2003, shareholders approved the reorganizations of
Asset Allocation Portfolio, Capital Appreciation
Portfolio, Growth Portfolio, Core Equity
Portfolio, Value Stock Portfolio, Small Company
Growth Portfolio, International Stock Portfolio,
Small Company Value Portfolio and Micro-Cap
Growth Portfolio (collectively, the
?Portfolios?), portfolios of Advantus Series
Fund, Inc. (the ?Fund?), into portfolios of W&R
Target Funds, Inc. with similar investment objectives and strategies (each a ?W&R Fund?), as identified in the following chart:

Portfolio					W&R Fund

Asset Allocation Portfolio			W&R
Balanced Portfolio
Capital Appreciation Portfolio		W&R
Growth Portfolio
Growth Portfolio					W&R
Growth Portfolio
Core Equity Portfolio				W&R
Core Equity Portfolio
Value Stock Portfolio				W&R
Value Portfolio
Small Company Growth Portfolio		W&R
Small Cap Growth Portfolio
International Stock Portfolio			W&R
International II Portfolio
Small Company Value Portfolio			W&R
Small Cap Value Portfolio
Micro-Cap Growth Portfolio			W&R
Micro Cap Growth Portfolio

The reorganizations occurred on September 22, 2003.
All references to the Portfolios contained in the Fund?s Prospectus are therefore deleted as of that date.